General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of General and Administrative Expenses [Line Items]
Salaries and other related benefits		$ 6,311,194	$ 5,507,481
Settlement fees	[1]		2,000,000
Insurance expense		506,880	519,281
Provision for employees’ end of service benefit		441,484	267,281
Provision for expected credit losses		196,953
Depreciation of property and equipment		248,865	241,107
Rent and related charges		444,580	286,843
Travel expenses		161,956	149,671
Utilities		54,826	36,164
Depreciation of rights-of-use assets		60,540	73,416
License fees		224,779	50,000
Taxes			15,952
Write-off receivables		4,699	4,644
Amortization of intangible assets		35,384	2,449
Other expenses		127,031	56,935
Total		$ 8,819,171	$ 9,211,224

[1]	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.